Fair Value Measurements and Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	$ 348,369
Gross Unrealized Gains	367
Gross Unrealized Losses	(81)
Fair Value	348,655	$ 0
U.S. Government Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	10,000
Fair Value	10,000
Corporate Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	266,154
Gross Unrealized Gains	301
Gross Unrealized Losses	(76)
Fair Value	266,379
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	72,215
Gross Unrealized Gains	66
Gross Unrealized Losses	(5)
Fair Value	$ 72,276